Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Derivative Asset, Current	$ 1,996	$ 0
Derivative Asset, Noncurrent	6,913	0
LIABILITIES
Derivative Liability, Current	743	1,939
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member]
ASSETS
Derivative Asset	1,597
LIABILITIES
Derivative Liability, Current		212
Derivative Liability	300	$ 212
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
ASSETS
Derivative Asset, Current	7
LIABILITIES
Derivative Liability, Current	300
Fair Value, Inputs, Level 1 [Member] | Not Designated as Hedging Instrument [Member] | Forward Freight Agreements [Member]
ASSETS
Derivative Asset, Current	1,440
Derivative Asset, Noncurrent	$ 150